Note 15 - Concentrations of risks (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash	$ 6,624,600	$ 8,968,814
Banks in China
Cash	994,735
SDIC
Deposit Insurance Scheme	57,000
DI Scheme
Cash	$ 5,487,399
Customer One
Concentration Risk, Customer	one	one	one
Customer One | Revenue from Contract with Customer Benchmark | Customer Concentration Risk
Concentration Risk, Percentage	48.70%	66.60%	64.20%
Customer Two
Concentration Risk, Customer	one	one
Customer Two | Customer Concentration Risk
Concentration Risk, Customer	16.4%	23.9%
Vendor
Concentration Risk, Supplier	one	two	one
Vendor | Supplier Concentration Risk | Accounts Payable
Concentration Risk, Percentage	14.80%	1380.00%	2360.00%
Vendor | Purchase Benchmark | Supplier Concentration Risk
Concentration Risk, Percentage	1000.00%	1000.00%	1000.00%
Concentration Risk, Additional Characteristic	no	no	no
Vendor Two | Supplier Concentration Risk | Accounts Payable
Concentration Risk, Percentage		1240.00%